TAXATION - Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Net operating losses	¥ 529,522		¥ 473,367
Accrued warranty costs	373,064		216,938
Provision for inventories, accounts receivable, other receivable	230,019		101,595
Timing difference for subsidiary income	166,857		15,235
Other temporary differences	69,183		24,953
Impairment for property, plant and equipment and project assets	35,491		100,860
Total deferred tax assets	1,404,136		932,948
Less: Valuation allowance	(243,141)		(217,124)	¥ (136,847)	¥ (144,317)
Less: Deferred tax liabilities in the same tax jurisdiction	(456,751)		(344,057)
Deferred tax assets	704,244	$ 102,106	371,767
Timing difference for project assets, property, plant and equipment	(478,515)		(375,499)
Timing difference for refund of countervailing duties	(90,864)		(144,923)
Deferred tax liabilities related to cumulative distributable earnings in Jiangxi Jinko	(52,173)
Other temporary differences	(30,007)		(6,638)
Total deferred tax liabilities	(651,559)		(527,060)
Less: Deferred tax assets in the same tax jurisdiction	456,751		344,057
Deferred tax liabilities	¥ (194,808)	$ (28,245)	¥ (183,003)